Additional Financial Information (Narrative) (Details) employee in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Jan. 31, 2021 employee
Additional Financial Information [Line Items]
Percentage of employees represented by CWA, IBEW, or other unions	37.00%
Subsequent Event
Additional Financial Information [Line Items]
Approximate number of persons employed at a point in time				230
Contract Covering Employees in 36 States and District of Columbia | Communications | Mobility
Additional Financial Information [Line Items]
Number of employees under contracts where union may call a work stoppage	14
Contract Covering Employees in 9 Southeast States | Communications | Mobility
Additional Financial Information [Line Items]
Number of employees under contracts where union may call a work stoppage	10
Vendor Financing Program
Additional Financial Information [Line Items]
Noncash investing activities | $	$ 4,664	$ 2,632	$ 2,162